PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

Property, Plant and Equipment

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Property, plant and equipment, net
Construction work in progress	3,592,689	2,822,874
Land	893,237	888,465
Buildings	2,085,868	2,165,318
Plant and equipment	2,760,925	2,915,611
Information technology equipment	22,642	23,516
Fixtures and fittings	11,017	13,563
Motor vehicles	45,927	13,678
Other property, plant and equipment	130,030	112,641
Total net	9,542,335	8,955,666

Property, plant and equipment, gross
Construction work in progress	3,592,689	2,822,874
Land	893,237	888,465
Buildings	4,510,660	4,463,660
Plant and equipment	7,220,981	7,079,150
Information technology equipment	108,645	104,522
Fixtures and fittings	49,861	49,302
Motor vehicles	98,126	59,351
Other property, plant and equipment	147,277	129,669
Total gross	16,621,476	15,596,993

Accumulated depreciation and impairment
Buildings	(2,424,792)	(2,298,342)
Plant and equipment	(4,460,056)	(4,163,539)
Information technology equipment	(86,003)	(81,006)
Fixtures and fittings	(38,844)	(35,739)
Motor vehicles	(52,199)	(45,673)
Other property, plant and equipment	(17,247)	(17,028)
Total	(7,079,141)	(6,641,327)

Description of Property, Plant and Equipment Pledged as Security for Liabilities

As of December 31, 2022, there are no significant assets pledged as collateral to be disclosed in these consolidated financial statements.

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	363,504	347,839

Reconciliation of Property, Plant and Equipment

The following tables set forth the reconciliation of the carrying amount of property, plant
and
equipment
as of December 31, 2022
and 2021:

Reconciliation of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2022	2,822,874	888,465	2,165,318	2,915,611	23,516	13,563	13,678	112,641	8,955,666
Changes
Additions	1,076,619	2,003	13,230	26,102	815	808	462	18,115	1,138,154
Disposals	(18)	(9,747)	(1,571)	(2,788)	(221)	(273)	(62)	(17)	(14,697)
Withdrawals	(2,573)	(391)	(569)	(5,319)	(286)	(15)	(80)	(351)	(9,584)
Depreciation	-	-	(132,521)	(305,572)	(6,326)	(3,071)	(4,477)	(1,144)	(453,111)
Impairment loss recognized in profit or loss	-	-	(25,611)	(118,026)	4	(521)	-	-	(144,154)
Increase (decrease) through net exchange differences	53	11,769	10,308	36,234	143	82	503	646	59,738
Reclassification of assets held for sale	-	347	68	(437)	-	-	-	-	(22)
Increase (decrease) through transfers from construction in progress	(304,266)	791	57,216	210,682	4,997	444	29,996	140	-
Reclassification from lease to property, plant and equipment	-	-	-	4,438	-	-	5,907	-	10,345
Total changes	769,815	4,772	(79,450)	(154,686)	(874)	(2,546)	32,249	17,389	586,669
Closing balance 12-31-2022	3,592,689	893,237	2,085,868	2,760,925	22,642	11,017	45,927	130,030	9,542,335

Reconciliation of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other Property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2021	1,944,578	930,372	2,248,784	3,026,136	26,166	16,627	15,055	117,586	8,325,304
Changes
Additions	1,127,150	6,647	8,440	22,372	1,277	566	470	6,234	1,173,156
Disposals	(215)	(25,285)	(953)	(10,839)	(170)	(4)	(371)	(205)	(38,042)
Withdrawals	(2,105)	(697)	(2,572)	(6,011)	(42)	-	(31)	(4,188)	(15,646)
Depreciation	-	-	(136,490)	(288,723)	(6,424)	(3,163)	(3,278)	(1,065)	(439,143)
Impairment loss recognized in profit or loss	-	-	(14,669)	(95)	(454)	(9)	(95)	-	(15,322)
Increase (decrease) through net exchange differences	(1,151)	(7,181)	(4,359)	(12,084)	(80)	170	(219)	(815)	(25,719)
Reclassification of assets held for sale	-	107	949	206	-	-	-	-	1,262
Increase (decrease) through transfers from construction in progress	(245,383)	822	66,235	178,611	3,243	(617)	1,995	(4,906)	-
Reclassification from lease to Property, plant and equipment	-	-	-	7,251	-	-	152	-	7,403
Decrease due to loss of control in subsidiary	-	(16,320)	(47)	(1,213)	-	(7)	-	-	(17,587)
Total changes	878,296	(41,907)	(83,466)	(110,525)	(2,650)	(3,064)	(1,377)	(4,945)	630,362
Closing balance 12-31-2021	2,822,874	888,465	2,165,318	2,915,611	23,516	13,563	13,678	112,641	8,955,666

The depreciation expense for the period ending December 31, 2022, 2021 and 2020 is as follows:

	January-December
	2022	2021	2020
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	408,248	401,672	412,750
Administrative expenses	18,413	19,228	18,192
Other expenses	15,009	681	2,054
Total	441,670	421,581	432,996

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

See Note 12 for details of capitalized borrowing costs.